12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2025	2024

Loss before income taxes	$(405,619)	$(2,031,413)

Expected income tax recovery	$(109,000)	$(507,000)
Permanent differences	(104,000)	77,000
Share issue costs	(71,000)	(72,000)
Effect of flow through amounts	423,000	175,000
Change in unrecognized deductible temporary differences	(139,000)	327,000
Total deferred income tax (recovery) expense	$-	$-